UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John R. Flores, Esq.
                             Vice President, Counsel
                              Litigation/Employment
                         Phoenix Life Insurance Company
                                One American Row
                               Hartford, CT 06102
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 28, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                Semiannual Report

--------------------------------------------------------------------------------

                > FEBRUARY 28, 2005



                Phoenix Growth & Income Fund


                                                         [GRAPHIC OMITTED]
                                                           DO YOU WANT TO
                                                           STOP RECEIVING
                                                      FUND DOCUMENTS BY MAIL?

                                                               GO TO
                                                      PHOENIXINVESTMENTS.COM,
                                                        LOG IN AND SIGN UP
                                                          FOR E-DELIVERY

[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.
               COMMITTED TO INVESTOR SUCCESS(R)

         ---------------------------------------------------------------
           Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
         ---------------------------------------------------------------





This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:
      I encourage you to review this semiannual report for the Phoenix Growth & Income Fund for the six months ended February 28, 2005.
      As of this time, the U.S. economy appears to be on a strong course for 2005, coming off a year where gross domestic product (GDP), the most comprehensive measure of U.S. economic activity, grew at a healthy 4.4% rate. Adding to the positives, employment growth accelerated in the fourth quarter, and the markets finished 2004 strong, particularly the U.S. equity market which benefited from the post-election rally. Looking ahead, the Federal Reserve Board's ongoing commitment to raising interest rates, combined with record oil prices and deficits, are likely to slow the pace of economic growth in 2005, posing challenges as well as opportunities for investors in the equity and bond markets.
      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.1 Your allocation in the Phoenix Growth & Income Fund may help in this effort.
      As an alternative to paper mail, if you would like to view your fund communications electronically, including account statements, prospectuses, annual and semiannual reports, sign up for our e-delivery service. To register, go online to PhoenixInvestments.com, select the Individual Investors option, and follow the e-delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.




Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

MARCH 2005


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS




Glossary ......................................................................3
Phoenix Growth & Income Fund ................................................. 4
Notes to Financial Statements ................................................14

GLOSSARY

FEDERAL RESERVE (THE "FED")
The central bank of the U.S., responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter year.

PHOENIX GROWTH & INCOME FUND


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Growth & Income Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                               Beginning           Ending         Expenses Paid
Growth & Income Fund         Account Value      Account Value        During
      Class A               August 31, 2004   February 28, 2005     Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,107.11           $6.53
Hypothetical (5% return
  before expenses)              1,000.00           1,018.52            6.28

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending         Expenses Paid
Growth & Income Fund         Account Value      Account Value        During
      Class B               August 31, 2004   February 28, 2005     Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,103.09          $10.43
Hypothetical (5% return
  before expenses)              1,000.00           1,014.76           10.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending         Expenses Paid
Growth & Income Fund         Account Value      Account Value        During
      Class C               August 31, 2004   February 28, 2005     Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,103.09          $10.43
Hypothetical (5% return
  before expenses)              1,000.00           1,014.75           10.04

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS PLEASE REFER TO THE PROSPECTUS.

Phoenix Growth & Income Fund

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS (UNAUDITED)                                        2/28/05
--------------------------------------------------------------------------------

As a percentage of total investments

          [PIE CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

          Financials                  21%
          Information Technology      18
          Consumer Discretionary      14
          Health Care                 14
          Industrials                  9
          Energy                       8
          Consumer Staples             6
          Other                       10


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                       ------   ------------
DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--2.5%
Boeing Co. (The) .................................     43,300   $  2,380,201
Goodrich Corp. ...................................     17,700        655,431
Honeywell International, Inc. ....................     29,500      1,120,115
Lockheed Martin Corp. ............................     13,800        817,236
United Technologies Corp. ........................     38,500      3,845,380
                                                                ------------
                                                                   8,818,363
                                                                ------------

AGRICULTURAL PRODUCTS--0.9%
Archer-Daniels-Midland Co. .......................    109,600      2,641,360
Corn Products International, Inc. ................     19,800        553,806
                                                                ------------
                                                                   3,195,166
                                                                ------------

APPAREL RETAIL--0.6%
Gap, Inc. (The) ..................................     81,100      1,729,863
Limited Brands, Inc. .............................     14,100        335,298
                                                                ------------
                                                                   2,065,161
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
V. F. Corp. ......................................      8,300        496,008

APPLICATION SOFTWARE--0.8%
Autodesk, Inc. ...................................     49,200      1,462,224
Intuit, Inc.(b) ..................................     17,300        740,440
Parametric Technology Corp.(b) ...................     86,600        497,950
                                                                ------------
                                                                   2,700,614
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Northern Trust Corp. .............................     37,200      1,571,700


                                                       SHARES       VALUE
                                                       ------   ------------
AUTOMOBILE MANUFACTURERS--0.5%
Ford Motor Co. ...................................    130,000   $  1,644,500

BIOTECHNOLOGY--0.4%
Applera Corp. - Applied Biosystems Group .........     10,800        221,832
Cephalon, Inc.(b) ................................     17,400        853,818
Invitrogen Corp.(b) ..............................      3,500        244,860
                                                                ------------
                                                                   1,320,510
                                                                ------------

BUILDING PRODUCTS--0.4%
Masco Corp. ......................................     46,900      1,581,468

COMMUNICATIONS EQUIPMENT--3.7%
ADTRAN, Inc. .....................................     23,000        430,330
Avaya, Inc.(b) ...................................     71,900      1,006,600
Cisco Systems, Inc.(b) ...........................    299,600      5,219,032
Corning, Inc.(b) .................................     98,800      1,133,236
Harris Corp. .....................................      7,700        513,590
Motorola, Inc. ...................................    196,400      3,075,624
QUALCOMM, Inc. ...................................     34,200      1,234,962
Scientific-Atlanta, Inc. .........................     10,500        324,450
                                                                ------------
                                                                  12,937,824
                                                                ------------

COMPUTER & ELECTRONICS RETAIL--0.3%
Best Buy Co., Inc. ...............................     19,600      1,058,792

COMPUTER HARDWARE--3.9%
Apple Computer, Inc.(b) ..........................     13,200        592,152
Hewlett-Packard Co. ..............................    106,000      2,204,800
International Business Machines Corp. ............    115,100     10,655,958
NCR Corp.(b) .....................................     11,400        444,486
                                                                ------------
                                                                  13,897,396
                                                                ------------

                        See Notes to Financial Statements                  5

Phoenix Growth & Income Fund


                                                       SHARES       VALUE
                                                       ------   ------------
CONSTRUCTION MATERIALS--0.3%
Vulcan Materials Co. .............................     18,300   $  1,058,838

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.7%
Deere & Co. ......................................     18,000      1,279,980
PACCAR, Inc. .....................................     14,300      1,076,218
                                                                ------------
                                                                   2,356,198
                                                                ------------

CONSUMER FINANCE--1.3%
Capital One Financial Corp. ......................     17,500      1,341,900
MBNA Corp. .......................................    130,500      3,310,785
                                                                ------------
                                                                   4,652,685
                                                                ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.2%
Automatic Data Processing, Inc. ..................     31,800      1,366,128
CheckFree Corp.(b) ...............................      5,600        215,824
Computer Sciences Corp.(b) .......................      9,300        429,939
Fiserv, Inc.(b) ..................................     39,000      1,479,660
Sabre Holdings Corp. Class A .....................     35,600        750,448
                                                                ------------
                                                                   4,241,999
                                                                ------------

DEPARTMENT STORES--1.6%
Federated Department Stores, Inc. ................     38,800      2,190,260
Nordstrom, Inc. ..................................     31,300      1,682,688
Penney (J.C.) Co., Inc. ..........................     44,400      1,975,356
                                                                ------------
                                                                   5,848,304
                                                                ------------

DIVERSIFIED BANKS--6.3%
Bank of America Corp. ............................    262,000     12,222,300
Comerica, Inc. ...................................     12,000        684,960
U.S. Bancorp .....................................     40,700      1,210,825
Wachovia Corp. ...................................    132,900      7,045,029
Wells Fargo & Co. ................................     22,000      1,306,360
                                                                ------------
                                                                  22,469,474
                                                                ------------

DIVERSIFIED CHEMICALS--1.3%
Dow Chemical Co. (The) ...........................     37,700      2,079,155
Eastman Chemical Co. .............................     37,800      2,182,572
PPG Industries, Inc. .............................      4,300        309,385
                                                                ------------
                                                                   4,571,112
                                                                ------------

DIVERSIFIED COMMERCIAL SERVICES--0.2%
Dun & Bradstreet Corp.(b) ........................     11,000        676,060

DIVERSIFIED METALS & MINING--0.1%
Phelps Dodge Corp. ...............................      4,800        510,960

ELECTRIC UTILITIES--0.4%
Exelon Corp. .....................................     32,100      1,456,056


                                                       SHARES       VALUE
                                                       ------   ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.9%
Emerson Electric Co. .............................     41,100   $  2,725,752
Hubbell, Inc. Class B ............................      8,900        478,820
                                                                ------------
                                                                   3,204,572
                                                                ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
Agilent Technologies, Inc.(b) ....................     11,800        283,200
Tektronix, Inc. ..................................     56,500      1,633,980
                                                                ------------
                                                                   1,917,180
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
Monsanto Co. .....................................     42,900      2,521,662

FOOTWEAR--0.5%
NIKE, Inc. Class B ...............................     21,700      1,886,815

FOREST PRODUCTS--1.0%
Weyerhaeuser Co. .................................     54,300      3,634,299

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. ..........................      4,100        245,590

HEALTH CARE EQUIPMENT--1.0%
Becton, Dickinson & Co. ..........................     27,500      1,646,425
PerkinElmer, Inc. ................................     41,100        911,598
Thermo Electron Corp.(b) .........................     42,300      1,161,558
                                                                ------------
                                                                   3,719,581
                                                                ------------

HEALTH CARE SERVICES--0.4%
IMS Health, Inc. .................................     56,900      1,385,515

HEALTH CARE SUPPLIES--0.5%
Bausch & Lomb, Inc. ..............................     25,000      1,769,750

HOME IMPROVEMENT RETAIL--1.6%
Home Depot, Inc. (The) ...........................     87,200      3,489,744
Sherwin-Williams Co. (The) .......................     49,800      2,206,140
                                                                ------------
                                                                   5,695,884
                                                                ------------

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The) .......................     27,900      2,313,468

HOUSEHOLD PRODUCTS--2.0%
Kimberly-Clark Corp. .............................     54,400      3,589,312
Procter & Gamble Co. (The) .......................     68,600      3,641,974
                                                                ------------
                                                                   7,231,286
                                                                ------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. .............................     28,400      2,300,400


6                       See Notes to Financial Statements

Phoenix Growth & Income Fund


                                                       SHARES       VALUE
                                                       ------   ------------
INDUSTRIAL CONGLOMERATES--0.4%
3M Co. ...........................................      8,100   $    679,914
Textron, Inc. ....................................     11,400        881,790
                                                                ------------
                                                                   1,561,704
                                                                ------------

INDUSTRIAL MACHINERY--2.5%
Eaton Corp. ......................................     39,400      2,748,150
Ingersoll-Rand Co. Class A .......................     60,300      5,080,275
Parker Hannifin Corp. ............................     17,200      1,131,760
                                                                ------------
                                                                   8,960,185
                                                                ------------

INSURANCE BROKERS--0.3%
AON Corp. ........................................     14,200        348,042
Willis Group Holdings Ltd. .......................     20,500        810,775
                                                                ------------
                                                                   1,158,817
                                                                ------------

INTEGRATED OIL & GAS--8.0%
ChevronTexaco Corp. ..............................    108,200      6,717,056
Exxon Mobil Corp. ................................    258,600     16,371,966
Occidental Petroleum Corp. .......................     72,800      5,115,656
                                                                ------------
                                                                  28,204,678
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.5%
ALLTEL Corp. .....................................     27,200      1,555,840
AT&T Corp. .......................................     76,000      1,476,680
BellSouth Corp. ..................................     76,000      1,960,800
SBC Communications, Inc. .........................     84,000      2,020,200
Verizon Communications, Inc. .....................    151,700      5,456,649
                                                                ------------
                                                                  12,470,169
                                                                ------------

INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc.(b) ...............................    118,200      1,031,886

INVESTMENT BANKING & BROKERAGE--1.6%
Ameritrade Holding Corp.(b) ......................     61,200        650,556
E*TRADE Financial Corp.(b) .......................     24,500        325,115
Goldman Sachs Group, Inc. (The) ..................     44,400      4,830,720
                                                                ------------
                                                                   5,806,391
                                                                ------------

LEISURE PRODUCTS--0.3%
Marvel Enterprises, Inc.(b) ......................     50,600        891,572

LIFE & HEALTH INSURANCE--2.5%
AFLAC, Inc. ......................................     13,500        517,455
Lincoln National Corp. ...........................     45,200      2,117,620
MetLife, Inc. ....................................     98,000      4,021,920
Protective Life Corp. ............................      4,300        171,828
Prudential Financial, Inc. .......................     29,900      1,704,300
Stancorp Financial Group, Inc. ...................      2,500        217,725
                                                                ------------
                                                                   8,750,848
                                                                ------------


                                                       SHARES       VALUE
                                                       ------   ------------
MANAGED HEALTH CARE--3.1%
Aetna, Inc. ......................................     13,500   $  1,971,270
CIGNA Corp. ......................................     12,400      1,125,920
UnitedHealth Group, Inc. .........................     63,900      5,825,124
WellPoint, Inc.(b) ...............................     17,500      2,136,050
                                                                ------------
                                                                  11,058,364
                                                                ------------

METAL & GLASS CONTAINERS--0.1%
Silgan Holdings, Inc. ............................      4,100        272,568

MOVIES & ENTERTAINMENT--4.1%
Time Warner, Inc.(b) .............................    423,000      7,288,290
Viacom, Inc. Class B .............................     73,400      2,561,660
Walt Disney Co. (The) ............................    169,600      4,738,624
                                                                ------------
                                                                  14,588,574
                                                                ------------

MULTI-LINE INSURANCE--1.0%
American International Group, Inc. ...............     47,900      3,199,720
Hartford Financial Services Group, Inc. (The) ....      4,000        287,800
Unitrin, Inc. ....................................      4,100        192,208
                                                                ------------
                                                                   3,679,728
                                                                ------------

MULTI-UTILITIES & UNREGULATED POWER--1.8%
Constellation Energy Group, Inc. .................    104,300      5,368,321
Sempra Energy ....................................     22,600        904,000
                                                                ------------
                                                                   6,272,321
                                                                ------------

OFFICE ELECTRONICS--0.4%
Xerox Corp.(b) ...................................     85,800      1,338,480

OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
Citigroup, Inc. ..................................    122,800      5,860,016
JPMorgan Chase & Co. .............................    178,100      6,509,555
                                                                ------------
                                                                  12,369,571
                                                                ------------

PACKAGED FOODS & MEATS--1.9%
Kellogg Co. ......................................    130,100      5,724,400
Tyson Foods, Inc. Class A ........................     54,900        934,398
                                                                ------------
                                                                   6,658,798
                                                                ------------

PAPER PRODUCTS--0.0%
Georgia-Pacific Corp. ............................      2,600         93,106

PHARMACEUTICALS--7.7%
Bristol-Myers Squibb Co. .........................    141,300      3,536,739
Johnson & Johnson ................................    157,700     10,345,120
Merck & Co., Inc. ................................     75,100      2,380,670
Pfizer, Inc. .....................................    352,000      9,254,080
Wyeth ............................................     39,500      1,612,390
                                                                ------------
                                                                  27,128,999
                                                                ------------

                        See Notes to Financial Statements                  7

Phoenix Growth & Income Fund


                                                       SHARES       VALUE
                                                       ------   ------------
PHOTOGRAPHIC PRODUCTS--0.9%
Eastman Kodak Co. ................................     93,500   $  3,178,065

PROPERTY & CASUALTY INSURANCE--2.1%
Allstate Corp. (The) .............................     93,400      5,013,712
Cincinnati Financial Corp. .......................      6,300        281,799
Mercury General Corp. ............................      9,100        499,226
Progressive Corp. (The) ..........................     17,100      1,489,410
                                                                ------------
                                                                   7,284,147
                                                                ------------

PUBLISHING & PRINTING--0.6%
McGraw-Hill Cos., Inc. (The) .....................     21,000      1,928,850
Meredith Corp. ...................................      5,000        229,450
                                                                ------------
                                                                   2,158,300
                                                                ------------

RAILROADS--0.2%
Norfolk Southern Corp. ...........................     20,400        732,156

REGIONAL BANKS--1.1%
Bank of Hawaii Corp. .............................     15,600        710,112
BB&T Corp. .......................................      4,300        168,345
Hibernia Corp. Class A ...........................     43,100      1,106,377
KeyCorp ..........................................     36,300      1,197,900
National City Corp. ..............................     10,500        375,585
SunTrust Banks, Inc. .............................      6,000        434,640
                                                                ------------
                                                                   3,992,959
                                                                ------------

REITS--0.2%
Maguire Properties, Inc. .........................     26,400        690,360

RESTAURANTS--1.5%
McDonald's Corp. .................................    105,700      3,496,556
Yum! Brands, Inc. ................................     33,800      1,648,764
                                                                ------------
                                                                   5,145,320
                                                                ------------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.(b) .......................     70,800      1,239,000

SEMICONDUCTORS--3.2%
Freescale Semiconductor, Inc. Class B(b) .........     21,685        415,918
Intel Corp. ......................................    297,900      7,143,642
Maxim Integrated Products, Inc. ..................     22,100        950,742
Omnivision Technologies, Inc.(b) .................     23,600        476,956
Texas Instruments, Inc. ..........................     87,000      2,302,890
                                                                ------------
                                                                  11,290,148
                                                                ------------

SOFT DRINKS--0.3%
Pepsi Bottling Group, Inc. (The) .................     15,500        421,910
PepsiAmericas, Inc. ..............................     22,500        511,875
                                                                ------------
                                                                     933,785
                                                                ------------


                                                       SHARES       VALUE
                                                       ------   ------------
SPECIALTY CHEMICALS--0.2%
Rohm & Haas Co. ..................................     11,800   $    568,406

SPECIALTY STORES--0.1%
Staples, Inc. ....................................      7,600        239,552

STEEL--0.1%
United States Steel Corp. ........................      4,700        293,092

SYSTEMS SOFTWARE--3.6%
Microsoft Corp. ..................................    381,000      9,593,580
Oracle Corp.(b) ..................................    256,300      3,308,833
                                                                ------------
                                                                  12,902,413
                                                                ------------

TECHNOLOGY DISTRIBUTORS--0.2%
Tech Data Corp.(b) ...............................     13,200        541,068

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp. ......................      7,800        271,050

TOBACCO--1.1%
Reynolds American, Inc. ..........................     26,600      2,179,870
UST, Inc. ........................................     30,600      1,672,290
                                                                ------------
                                                                   3,852,160
                                                                ------------

TRUCKING--0.2%
CNF, Inc. ........................................     16,300        747,681
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $272,112,002)                                   345,311,611
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.9%

AUTO PARTS & EQUIPMENT--0.3%
Autoliv, Inc. (Sweden) ...........................     22,300      1,113,663

HEALTH CARE SUPPLIES--0.5%
Alcon, Inc. (United States) ......................     20,500      1,769,150

INDUSTRIAL CONGLOMERATES--1.0%
Tyco International Ltd. (United States) ..........     104,600     3,502,008

SYSTEMS SOFTWARE--0.1%
Check Point Software Technologies Ltd. (Israel)(b)      16,000       354,080
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,459,990)                                       6,738,901
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.2%

SPDR Trust Series I ..............................      6,600        796,158
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $772,214)                                           796,158
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $278,344,206)                                   352,846,670
----------------------------------------------------------------------------

8                       See Notes to Financial Statements

Phoenix Growth & Income Fund

                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                       ------   ------------
SHORT-TERM INVESTMENTS--0.5%

COMMERCIAL PAPER--0.5%
UBS Finance Delaware LLC 2.59%, 3/1/05 ...........     $1,600   $  1,600,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,600,000)                                       1,600,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $279,944,206)                                   354,446,670(a)
Other assets and liabilities, net--0.0%                               19,812
                                                                ------------
NET ASSETS--100.0%                                              $354,466,482
                                                                ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $79,935,224 and gross depreciation of $8,926,609 for federal income tax purposes. At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $283,438,055.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements                      9

Phoenix Growth & Income Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $279,944,206)                                 $354,446,670
Cash                                                                     2,356
Receivables
   Investment securities sold                                        2,520,100
   Dividends                                                           634,403
   Fund shares sold                                                    408,518
Prepaid expenses                                                        35,537
                                                                  ------------
   Total assets                                                    358,047,584
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   2,136,024
   Fund shares repurchased                                             903,755
   Investment advisory fee                                             164,355
   Distribution and service fees                                       150,660
   Transfer agent fee                                                  149,459
   Financial agent fee                                                  18,280
   Trustees' fee                                                         3,901
Accrued expenses                                                        54,668
                                                                  ------------
   Total liabilities                                                 3,581,102
                                                                  ------------
NET ASSETS                                                        $354,466,482
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $386,178,305
Undistributed net investment income                                    792,698
Accumulated net realized loss                                     (107,006,985)
Net unrealized appreciation                                         74,502,464
                                                                  ------------
NET ASSETS                                                        $354,466,482
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $211,420,619)                14,624,074
Net asset value per share                                               $14.46
Offering price per share $14.46/(1-5.75%)                               $15.34

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $65,534,030)                  4,711,852
Net asset value and offering price per share                            $13.91

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $77,511,833)                  5,571,033
Net asset value and offering price per share                            $13.91


                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2005
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $ 3,948,459
Interest                                                                24,331
                                                                   -----------
     Total investment income                                         3,972,790
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,315,999
Service fees - Class A                                                 257,707
Distribution and service fees - Class B                                334,531
Distribution and service fees - Class C                                389,305
Financial agent fee                                                    120,001
Transfer agent                                                         424,055
Printing                                                                43,060
Professional                                                            31,001
Registration                                                            24,965
Trustees                                                                20,790
Custodian                                                               16,513
Miscellaneous                                                           28,210
                                                                   -----------
     Total expenses                                                  3,006,137
     Less expenses reimbursed by investment adviser                   (269,928)
                                                                   -----------
     Net expenses                                                    2,736,209
                                                                   -----------
NET INVESTMENT INCOME                                                1,236,581
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     5,844,271
Net change in unrealized appreciation (depreciation) on
   investments                                                      28,285,379
                                                                   -----------
NET GAIN ON INVESTMENTS                                             34,129,650
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $35,366,231
                                                                   ===========

10                      See Notes to Financial Statements

Phoenix Growth & Income Fund


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                               Ended
                                                                                         February 28, 2005      Year Ended
                                                                                            (Unaudited)      August 31, 2004
                                                                                         -----------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  1,236,581       $  1,039,937
   Net realized gain (loss)                                                                    5,844,271         24,151,871
   Net change in unrealized appreciation (depreciation)                                       28,285,379          1,512,935
                                                                                            ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                35,366,231         26,704,743
                                                                                            ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (1,452,732)        (1,100,329)
   Net investment income, Class B                                                                     --            (59,766)
   Net investment income, Class C                                                                     --            (43,672)
                                                                                            ------------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (1,452,732)        (1,203,767)
                                                                                            ------------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,326,224 and 3,693,157 shares, respectively)               18,246,376         47,883,086
   Net asset value of shares issued from reinvestment of distributions (91,267
      and 80,106 shares, respectively)                                                         1,313,326          1,033,371
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (0 and 4,555,312 shares, respectively) (See Note 7)                                             --         61,094,441
   Cost of shares repurchased (2,102,470 and 4,079,715 shares, respectively)                 (29,095,763)       (52,859,130)
                                                                                            ------------       ------------
Total                                                                                         (9,536,061)        57,151,768
                                                                                            ------------       ------------
CLASS B
   Proceeds from sales of shares (134,888 and 357,493 shares, respectively)                    1,799,773          4,452,625
   Net asset value of shares issued from reinvestment of distributions
      (0 and 4,368 shares, respectively)                                                              --             54,340
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (0 and 351,611 shares, respectively) (See Note 7)                                               --          4,535,265
   Cost of shares repurchased (864,787 and 1,602,844 shares, respectively)                   (11,525,639)       (20,036,590)
                                                                                            ------------       ------------
Total                                                                                         (9,725,866)       (10,994,360)
                                                                                            ------------       ------------
CLASS C
   Proceeds from sales of shares (82,583 and 388,311 shares, respectively)                     1,107,372          4,834,377
   Net asset value of shares issued from reinvestment of distributions
      (0 and 3,225 shares, respectively)                                                              --             40,114
   Net asset value of shares issued in conjunction with Plan of Reorganization
      (0 and 2,447,341 shares, respectively) (See Note 7)                                             --         31,578,221
   Cost of shares repurchased (738,438 and 1,220,602 shares, respectively)                    (9,828,844)       (15,261,033)
                                                                                            ------------       ------------
Total                                                                                         (8,721,472)        21,191,679
                                                                                            ------------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                 (27,983,399)        67,349,087
                                                                                            ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       5,930,100         92,850,063

NET ASSETS
   Beginning of period                                                                       348,536,382        255,686,319
                                                                                            ------------       ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $792,698 AND
     $1,008,849, RESPECTIVELY]                                                              $354,466,482       $348,536,382
                                                                                            ============       ============

                        See Notes to Financial Statements                     11

Phoenix Growth & Income Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                  ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2005  --------------------------------------------------------
                                                     (UNAUDITED)      2004        2003        2002        2001        2000
Net asset value, beginning of period                   $13.15        $11.86      $10.86      $13.30      $16.85      $14.61

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                      0.07          0.09        0.09        0.04        0.02        0.02
   Net realized and unrealized gain (loss)               1.34          1.30        0.91       (2.48)      (3.57)       2.42
                                                       ------        ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    1.41          1.39        1.00       (2.44)      (3.55)       2.44
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.10)        (0.10)         --          --          --       (0.02)
   Distributions from net realized gains                   --            --          --          --          --       (0.18)
                                                       ------        ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                (0.10)        (0.10)         --          --          --       (0.20)
                                                       ------        ------      ------      ------      ------      ------
Change in net asset value                                1.31          1.29        1.00       (2.44)      (3.55)       2.24
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                         $14.46        $13.15      $11.86      $10.86      $13.30      $16.85
                                                       ======        ======      ======      ======      ======      ======
Total return(2)                                         10.71%(3)     11.74%       9.21%     (18.35)%    (21.07)%     16.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $211,421      $201,330    $131,169    $166,772    $245,471    $294,416

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                1.25%(4)      1.25%       1.25%       1.25 %      1.25 %      1.25%
   Gross operating expenses                              1.40%(4)      1.38%       1.45%       1.35 %      1.32 %      1.30%
   Net investment income (loss)                          1.02%(4)      0.68%       0.82%       0.33 %      0.16 %      0.13%
Portfolio turnover                                         17%(3)        53%         59%         40 %        34 %        55%

                                                                                    CLASS B
                                                  ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2005  --------------------------------------------------------
                                                     (UNAUDITED)      2004        2003        2002        2001        2000
Net asset value, beginning of period                   $12.61        $11.38      $10.50      $12.95      $16.54      $14.43

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (1)                      0.02         (0.01)       0.01       (0.05)      (0.09)      (0.10)
   Net realized and unrealized gain (loss)               1.28          1.25        0.87       (2.40)      (3.50)       2.39
                                                       ------        ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    1.30          1.24        0.88       (2.45)      (3.59)       2.29
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                    --         (0.01)         --          --          --          --
   Distributions from net realized gains                   --            --          --          --          --       (0.18)
                                                       ------        ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                   --         (0.01)         --          --          --       (0.18)
                                                       ------        ------      ------      ------      ------      ------
Change in net asset value                                1.30          1.23        0.88       (2.45)      (3.59)       2.11
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                         $13.91        $12.61      $11.38      $10.50      $12.95      $16.54
                                                       ======        ======      ======      ======      ======      ======
Total return(2)                                         10.31%(3)     10.90 %      8.38%     (18.92)%    (21.70)%     15.99 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $65,534       $68,637     $72,051     $81,000    $116,539    $147,846

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                2.00% (4)     2.00 %      2.00%       2.00 %      2.00 %      2.00 %
   Gross operating expenses                              2.15%(4)      2.14 %      2.20%       2.10 %      2.06 %      2.05 %
   Net investment income (loss)                          0.26% (4)    (0.07)%      0.08%      (0.42)%     (0.60)%     (0.62)%
Portfolio turnover                                         17% (3)       53 %        59%         40 %        34 %        55 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

12                      See Notes to Financial Statements

Phoenix Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS C
                                                  ---------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                         YEAR ENDED AUGUST 31,
                                                  FEBRUARY 28, 2005  --------------------------------------------------------
                                                     (UNAUDITED)      2004        2003        2002        2001        2000
Net asset value, beginning of period                   $12.62        $11.38      $10.50      $12.96      $16.55      $14.43

INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       0.02         (0.01)       0.01       (0.05)      (0.09)      (0.10)
   Net realized and unrealized gain (loss)               1.27          1.26        0.87       (2.41)      (3.50)       2.40
                                                       ------        ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                    1.29          1.25        0.88       (2.46)      (3.59)       2.30
                                                       ------        ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                    --         (0.01)         --          --          --          --
   Distributions from net realized gains                   --            --          --          --          --       (0.18)
                                                       ------        ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                                   --         (0.01)         --          --          --       (0.18)
                                                       ------        ------      ------      ------      ------      ------
Change in net asset value                                1.29          1.24        0.88       (2.46)      (3.59)       2.12
                                                       ------        ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                         $13.91        $12.62      $11.38      $10.50      $12.96      $16.55
                                                       ======        ======      ======      ======      ======      ======
Total return(2)                                         10.31%(3)     10.80 %      8.48%     (18.98)%    (21.69)%     16.06 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $77,512       $78,570     $52,466     $61,193     $86,080    $106,272

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                2.00%(4)      2.00 %      2.00%       2.00 %      2.00 %      2.00 %
   Gross operating expenses                              2.15%(4)      2.13 %      2.20%       2.10 %      2.06 %      2.05 %
   Net investment income (loss)                          0.26%(4)     (0.07)%      0.08%      (0.42)%     (0.60)%     (0.62)%
Portfolio turnover                                         17%(3)        53 %        59%         40 %        34 %        55 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements                     13

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION

   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.
   Currently one fund, the Phoenix Growth & Income Fund (formerly Phoenix-Oakhurst Growth & Income Fund through January 2, 2005) (the "Fund") is offered for sale. The Fund seeks dividend growth, current income, and capital appreciation.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of all classes of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   The Fund is treated as a separate taxable entity. It is the policy of the Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

H. INDEMNIFICATIONS:

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, Engemann Asset Management
(the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.75% of the average daily net assets of the Fund for the first $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion. The Adviser has voluntarily agreed to reimburse through December 31, 2005 the Fund's expenses, other than Management Fees and Distribution and Service Fees, to the extent that such expenses exceed the following percentages of the average annual net assets:

                        Class A     Class B     Class C
                        -------     -------     -------
                         1.25%       2.00%       2.00%

   The Adviser will not seek to recapture any prior years' reimbursed or waived investment advisory fees.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $5,127 for Class A shares and deferred sales charges of $44,731 for Class B shares and $2,046 for Class C shares for the six-month period ("the period") ended February 28, 2005.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of the Fund. Certain minimum fees may apply. For the period ended February 28, 2005, the Fund incurred PEPCO financial agent fees totaling $120,001.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 28, 2005, transfer agent fees were $424,055 as reported in the Statement of Operations, of which PEPCO retained $169,854.
   At February 28, 2005, PNX and its affiliates and the retirement plans of PNX and its affiliates held 1,705,440 Class A shares of the Fund with a value of $24,660,662.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended
February 28, 2005 (excluding U.S. Government and agency securities and short-term securities) amounted to $58,047,029 and $83,396,322, respectively. There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 2005.

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)


5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The Trust has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
--------------------------------------------------------------------------------
   2008          2009          2010          2011         2012         Total
----------   -----------   -----------   -----------   ----------   ------------
$6,901,728   $24,161,266   $27,601,995   $47,229,498   $2,953,221   $108,847,708

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

7. MERGER
   On April 16, 2004, the Phoenix Growth & Income Fund ("Growth & Income") acquired all of the net assets of the Phoenix-Oakhurst Strategy Fund ("Strategy") pursuant to an Agreement and Plan of Reorganization approved by the Strategy shareholders on March 19, 2004.

   The acquisition was accomplished by a tax-free exchange of 4,555,312 Class A shares of Growth & Income, 351,611 Class B shares of Growth & Income and 2,447,341 Class C shares of Growth & Income (valued at $61,094,441, $4,535,265, and $31,578,221, respectively) for 7,036,348 Class A shares of Strategy, 528,814 Class B shares of Strategy and 3,691,539 Class C shares of Strategy outstanding on April 16, 2004. Strategy net assets on that date, $97,207,927, including $14,788,304 of appreciation, were combined with those of Growth & Income. The aggregate net assets of Growth & Income immediately after the merger were $377,463,018.
   The shareholders of each Class of Strategy received for each share owned approximately 0.65, 0.66 and 0.66 shares, respectively, for Class A, Class B and Class C shares of Growth & Income.

8. PROXY VOTING PROCEDURES
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2004, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

9. FORM N-Q INFORMATION
   Effective November 30, 2004, the Trust files complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT (UNAUDITED)

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway                 Served since        42          Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC        1997.                           Trustee/Director, Realty Foundation of New York (1972-present),
  101 Park Avenue                                                  Josiah Macy, Jr. Foundation (Honorary) (2004-present), Pace
  New York, NY 10178                                               University (Director/Trustee Emeritus) (2003-present), Greater
  DOB: 8/2/29                                                      New York Councils, Boy Scouts of America (1985-present), The
                                                                   Academy of Political Science (Vice Chairman) (1985-present),
                                                                   Urstadt Biddle Property Corp. (1989-present), Colgate University
                                                                   (Trustee Emeritus) (since 2004). Director/Trustee, The Harlem
                                                                   Youth Development Foundation, (Chairman) (1998-2002),
                                                                   Metropolitan Transportation Authority (Chairman) (1992-2001),
                                                                   Trism, Inc. (1994-2001), Consolidated Edison Company of New York,
                                                                   Inc. (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                   Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                   (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                   (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                   University (1978-2003), New York Housing Partnership Development
                                                                   Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                   (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne              Served since        42          Currently retired. Trustee/Director, Phoenix Funds Complex
  The Flat, Elmore Court           1997.                           (1988-present).
  Elmore, GLOS, GL2 3NT
  U.K.
  DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
  S. Leland Dill                   Served since        40          Currently retired. Trustee, Phoenix Funds Complex (1989-present).
  7721 Blue Heron Way              2004.                           Trustee, Scudder Investments (33 portfolios) (1986-present).
  West Palm Beach, FL 33412                                        Director, Coutts & Co. Trust Holdings Limited (1991-2000), Coutts
  DOB: 3/28/30                                                     & Co. Group (1991-2000) and Coutts & Co. International (USA)
                                                                   (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries              Served since        42          Director, The Empire District Electric Company (1984-2004).
  8477 Bay Colony Dr. #902         1997.                           Trustee/Director, Phoenix Funds Complex (1995-present).
  Naples, FL 34108
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.                 Served since        40          Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.        1997.                           2001. Director/Trustee, Evergreen Funds (six portfolios).
  736 Market Street,                                               Trustee, Phoenix Funds Complex (1980-present). Chairman (1998 to
  Ste. 1430                                                        2000) and Chief Executive Officer (1995-1998), Carson Products
  Chattanooga, TN 37402                                            Company (cosmetics).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara            Served since        42          Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of            2001.                           (1982- present). Trustee/Director, Phoenix Funds Complex
  New York                                                         (2001-present).
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris                Served since        42          Currently retired. Trustee/Director, Phoenix Funds Complex
  164 Laird Road                   1997.                           (1995-present). Director, W.H. Reaves and Company (2004-present).
  Colts Neck, NJ 07722                                             Vice President, W.H. Reaves and Company (investment management)
  DOB: 5/26/28                                                     (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates                   Served since        40          Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
  c/o Northeast Partners           1997.                           Markets, Inc.) (financial services) (1997-present). Managing
  150 Federal Street,                                              Director Wydown Group (consulting firm) (1994-present). Director,
  Suite 1000                                                       Investors Financial Service Corporation (1995-present), Investors
  Boston, MA 02110                                                 Bank & Trust Corporation (1995-present), Stifel Financial
  DOB: 5/31/46                                                     (1996-present), Connecticut River Bancorp (1998-present),
                                                                   Connecticut River Bank (1999-present), Trust Company of New
                                                                   Hampshire (2002-present). Chairman, Emerson Investment
                                                                   Management, Inc. (2000-present). Vice Chairman, Massachusetts
                                                                   Housing Partnership (1994-1999). Director/Trustee, John Hancock
                                                                   Trust (2004-present), Blue Cross and Blue Shield of New Hampshire
                                                                   (1994-1999), AIB Govett Funds (1991-2000) and Command Systems,
                                                                   Inc. (1998-2000), Phoenix Investment Partners, Ltd. (1995-2001),
                                                                   1Mind, Inc. (2000-2002), 1Mind.com, Plymouth Rubber Co.
                                                                   (1995-2003). Director and Treasurer, Endowment for Health, Inc.
                                                                   (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
  Donald B. Romans                 Served since        40          Currently retired. President, Romans & Company (private investors
  39 S. Sheridan Road              2004.                           and financial consultants) (1987-2003). Trustee/Director, Phoenix
  Lake Forest, IL 60045                                            Funds Complex (1985- present). Trustee, Burnham Investors Trust
  DOB: 4/22/31                                                     (5 portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson              Served since        40          Managing Director, Northway Management Company (1998-present).
  Northway Management              1997.                           Trustee/Director, Phoenix Funds Complex (1988-present).
  Company
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Ferdinand L. J. Verdonck         Served since        40          Director, Banco Urquijo (Chairman). Trustee, Phoenix Funds
  Nederpolder, 7                   2004.                           Complex (2004-present). Director EASDAQ (Chairman), The Fleming
  B-9000 Gent, Belgium                                             Continental European Investment Trust, Groupe SNEF, Degussa
  DOB: 7/30/42                                                     Antwerpen N.V., Santens N.V. Managing Director, Almanij N.V.
                                                                   (1992-2003); Director, KBC Bank and Insurance Holding Company
                                                                   (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                   (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                                   Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                                   (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003),
                                                                   Dutch Chamber of Commerce for Belgium and Luxemburg, Phoenix
                                                                   Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.           Served since        40          Director, Medallion Financial New York (2003-present), Compuware
  7 Little Point Street            1997.                           (1996- present), WWF, Inc. (2000-present). President, The Trust
  Essex, CT 06426                                                  for America's Health (non-profit) (2001-present).
  DOB: 5/16/31                                                     (Trustee/Director), Phoenix Funds Complex (1995-present).
                                                                   Director, UST, Inc. (1995-2004), HPSC Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                    NUMBER OF
                                                  PORTFOLIOS IN
                                                  FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF     OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche              Served since        40          Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC          2002.                           (1997-present). Director, The Phoenix Companies, Inc.
  30 Rockefeller Plaza,                                            (2001-present) and Phoenix Life Insurance Company (1989-present).
  59th Floor                                                       Trustee/Director, Phoenix Funds Complex (2002- present).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin             Served since        68          Director, PXRE Corporation (Delaware) (1985-present), World Trust
  DOB: 10/23/46                    1997.                           Fund (1991-present). Management Consultant (2002-2004), Chairman
                                                                   (1997-2002), Chief Executive Officer (1995-2002), Director
                                                                   (1995-2002) and Vice Chairman (1995-1997), Phoenix Investment
                                                                   Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                                   Companies, Inc. (2000-2002). Director (1994-2002) and Executive
                                                                   Vice President, Investments (1987-2002), Phoenix Life Insurance
                                                                   Company. Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                   Investment Counsel, Inc. Director (1982-2002) and President
                                                                   (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                                   President, Phoenix/Zweig Advisers LLC (2001-2002). Director
                                                                   (2001-2002) and President (April 2002-September 2002), Phoenix
                                                                   Investment Management Company. Director and Executive Vice
                                                                   President, Phoenix Life and Annuity Company (1996-2002). Director
                                                                   (1995-2000) and Executive Vice President (1994-2002) and Chief
                                                                   Investment Counsel (1994-2002), PHL Variable Insurance Company.
                                                                   Director, Phoenix National Trust Holding Company (2001-2002).
                                                                   Director (1985-2002) and Vice President (1986-2002) and Executive
                                                                   Vice President (2002-2002), PM Holdings, Inc. Director, W.S.
                                                                   Griffith Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                   President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

 * Ms. LaMarche is an "interested person" as defined in the 1940 Act, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person" as defined in the Investment Company
   Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                                                                              19

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci                 President since                 Executive Vice President, Asset Management, The Phoenix
  DOB: 6/12/57                     2004.                           Companies, Inc. (wealth management) (since 2003). President and
                                                                   Chief Executive Officer, Phoenix Investment Partners, Ltd. (since
                                                                   2003). President, certain Funds within the Phoenix Fund Complex
                                                                   (2004-present), President and Chief Executive Officer of North
                                                                   American investment operations, Pioneer Investment Management
                                                                   USA, Inc. (2001-2003). President of Private Wealth Management
                                                                   Group (2000-2001), Executive Vice President of Distribution and
                                                                   Marketing for U.S. institutional services business (1998-2000)
                                                                   and Executive Vice President of Distribution and Marketing for
                                                                   Fidelity Canada (1996-1998), Fidelity Investments.
------------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward                Executive Vice President        Senior Vice President and Chief Operating Officer, Asset
  DOB: 8/17/64                     since 2004.                     Management, The Phoenix Companies, Inc. (2004-present). Executive
                                                                   Vice President and Chief Operating Officer, Phoenix Investment
                                                                   Partners, Ltd. (2004-present). Vice President, The Phoenix
                                                                   Companies, Inc. (2001-2004). Vice President, Phoenix Life
                                                                   Insurance Company (2002-2004). Vice President, Finance, Phoenix
                                                                   Investment Partners, Ltd. (2001-2002). Assistant Controller,
                                                                   Phoenix Investment Partners, Ltd. (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman               Senior Vice President           Vice President, Chief Administrative Officer (2003-present),
  DOB: 7/27/62                     since 2004.                     Senior Vice President, Chief Administrative Officer, Private
                                                                   Client Group (1999-2003), Phoenix Investment Partners, Ltd.
                                                                   Senior Vice President, certain funds within the Phoenix Fund
                                                                   Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss                 Treasurer since 1996.           Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                                                    (1996-2000), Assistant Treasurer (2001-present), Phoenix Equity
                                                                   Planning Corporation. Vice President (2003-present), Phoenix
                                                                   Investment Partners,Ltd. Treasurer or Assistant Treasurer,
                                                                   certain funds within the Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
 Matthew A. Swendiman              Secretary since 2004.           Counsel, Phoenix Life Insurance Company (2002-present). Vice
 One American Row                                                  President, Counsel, Chief Legal Officer and Secretary, certain of
 Hartford, CT 06102                                                the funds within the Phoenix Fund Complex (2004-present).
 DOB: 4/5/73                                                       Assistant Vice President and Assistant Counsel, Conseco Capital
                                                                   Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES                                                INVESTMENT ADVISER
E. Virgil Conway                                        Engemann Asset Management
Harry Dalzell-Payne                                     600 North Rosemead Boulevard
S. Leland Dill                                          Pasadena, California 91107
Francis E. Jeffries
Leroy Keith, Jr.                                        PRINCIPAL UNDERWRITER
Marilyn E. LaMarche                                     Phoenix Equity Planning Corporation
Philip R. McLoughlin                                    56 Prospect Street
Geraldine M. McNamara                                   Hartford, Connecticut 06115-0480
Everett L. Morris
James M. Oates                                          CUSTODIAN
Donald B. Romans                                        State Street Bank and Trust Company
Richard E. Segerson                                     P.O. Box 5501
Ferdinand L. J. Verdonck                                Boston, Massachusetts 02206-5501
Lowell P. Weicker, Jr.
                                                        TRANSFER AGENT
OFFICERS                                                Phoenix Equity Planning Corporation
Daniel T. Geraci, President                             56 Prospect Street
George R. Aylward, Executive Vice President             Hartford, Connecticut 06115-0480
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer                             HOW TO CONTACT US
Matthew A. Swendiman, Secretary and                     Mutual Fund Services             1-800-243-1574
   Chief Legal Officer                                  Advisor Consulting Group         1-800-243-4361
                                                        Telephone Orders                 1-800-367-5877
                                                        Text Telephone                   1-800-243-1926
                                                        Web site                 PHOENIXINVESTMENTS.COM
---------------------------------------------
 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has
 modified mailing regulations for semiannual
 and annual shareholder fund reports to
 allow mutual fund companies to send a
 single copy of these reports to
 shareholders who share the same mailing
 address. If you would like additional
 copies, please call Mutual Fund Services
 at 1-800-243-1574.
---------------------------------------------

               (This page has been left blank intentionally.)

               (This page has been left blank intentionally.)

               (This page has been left blank intentionally.)

               PHOENIX EQUITY PLANNING CORPORATION
               P.O. Box 150480
               Hartford, CT 06115-0480


[LOGO OMITTED] PHOENIX
               INVESTMENT PARTNERS, LTD.
               A MEMBER OF THE PHOENIX COMPANIES, INC.






               For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-1574 or PHOENIXINVESTMENTS.COM.












               NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY. NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

               PXP212                                                       4-05


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix Equity Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date     May 5, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.